Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) (Parenthetical) - shares	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant to purchase share of common stock	53,980
Agex Therapeutics Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant to purchase share of common stock	53,980
Loan Agreements [Member] | Agex Therapeutics Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant to purchase share of common stock	320,115	344,875